Segment and Revenue by Geography and By Major Customer - Schedule of Evaluating Financial Performance and Allocating Resources (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	$ 18,105	$ 17,059	$ 34,964	$ 33,887
Cost of revenues	6,966	6,224	13,338	12,470
Gross profit	11,139	10,835	21,626	21,417
Research and development expenses	10,076	10,198	20,370	20,788
Sales and marketing expenses	5,011	5,166	10,407	10,773
General and administrative expenses	3,998	3,697	8,015	7,364
Change in earnout liability		(837)	(282)	(663)
OPERATING LOSS	(7,946)	(7,389)	(16,884)	(16,845)
Financial income (expenses), net	(79)	225	594	1,463
LOSS BEFORE INCOME TAXES	(8,025)	(7,164)	(16,290)	(15,382)
Depreciation and amortization expenses	609	758	1,227	1,528
Stock-based compensation	3,110	3,775	6,246	7,941
CIB [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	13,097	12,823	24,080	24,576
Cost of revenues	4,037	4,126	7,246	7,755
Gross profit	9,060	8,697	16,834	16,821
Research and development expenses	6,731	6,506	13,798	13,159
Sales and marketing expenses	2,712	2,753	5,825	5,543
General and administrative expenses	2,130	2,203	4,291	4,232
Change in earnout liability		(837)	(282)	(663)
OPERATING LOSS	(2,513)	(1,928)	(6,798)	(5,450)
Depreciation and amortization expenses	430	532	866	1,070
Stock-based compensation	1,681	1,757	3,387	3,633
Automotive [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	5,008	4,236	10,884	9,311
Cost of revenues	2,929	2,098	6,092	4,715
Gross profit	2,079	2,138	4,792	4,596
Research and development expenses	3,345	3,692	6,572	7,629
Sales and marketing expenses	2,299	2,413	4,582	5,230
General and administrative expenses	1,868	1,494	3,724	3,132
Change in earnout liability
OPERATING LOSS	(5,433)	(5,461)	(10,086)	(11,395)
Depreciation and amortization expenses	179	226	361	458
Stock-based compensation	$ 1,429	$ 2,018	$ 2,859	$ 4,308